Income tax (Details) - Schedule of Excess Presumptive Income Over Net Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Excess Presumptive Income Over Net Income [Abstract]
Balance beginning	$ 211,190	$ 346,559
Offsetting of presumptive income against net income for the period	(149,775)	(135,369)
Balance ending	$ 61,415	$ 211,190